UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Maple Securities USA Inc.
Address: 10 Exchange Place, 26th Floor
         Jersey City, NJ  07302

13F File Number:  28-10660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Malosky
Title:     CEO / President
Phone:     201-369-3044

Signature, Place, and Date of Signing:

      /s/  John Malosky     Jersey City, NJ     July 18, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $161,474 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADE CORP MASS                  COM              00089C107     5851   180094 SH       SOLE                   180094        0        0
ADVANCED DIGITAL INFORMATION   COM              007525108     4352   369773 SH       SOLE                   369773        0        0
ALDERWOODS GROUP INC           COM              014383103     4157   213637 SH       SOLE                   213637        0        0
AMERICAN RETIREMENT CORP       COM              028913101     3375   103000 SH       SOLE                   103000        0        0
AMSOUTH BANCORPORATION         COM              032165102      284    10757 SH       SOLE                    10757        0        0
ANDREW CORP                    COM              034425108      779    88020 SH       SOLE                    88020        0        0
ANDRX CORP DEL                 ANDRX GROUP      034553107     5011   216102 SH       SOLE                   216102        0        0
APPLIED FILMS CORP             COM              038197109      379    13325 SH       SOLE                    13325        0        0
BELLSOUTH CORP                 COM              079860102    10685   295188 SH       SOLE                   295188        0        0
BOSTON SCIENTIFIC CORP         COM              101137107      247    14700 SH       SOLE                    14700        0        0
CARRAMERICA RLTY CORP          COM              144418100     9079   203800 SH       SOLE                   203800        0        0
COMCAST CORP NEW               CL A             20030N101      531    16235 SH       SOLE                    16235        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100     1415    25967 SH       SOLE                    25967        0        0
DIAGNOSTIC PRODS CORP          COM              252450101     7643   131400 SH       SOLE                   131400        0        0
FALCONBRIDGE LTD NEW 2005      COM              306104100     2716    51400 SH       SOLE                    51400        0        0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204     8115   111100 SH       SOLE                   111100        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860      246    35600 SH       SOLE                    35600        0        0
FOUNDRY NETWORKS INC           COM              35063R100      260    24422 SH       SOLE                    24422        0        0
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107      550    18970 SH       SOLE                    18970        0        0
GOLDEN WEST FINL CORP DEL      COM              381317106    11804   159088 SH       SOLE                   159088        0        0
KCS ENERGY INC                 COM              482434206     6566   221100 SH       SOLE                   221100        0        0
LASERSCOPE                     COM              518081104     5343   173443 SH       SOLE                   173443        0        0
LIPMAN ELECTRONIC ENGINEERIN   ORD              M6772H101     8675   305699 SH       SOLE                   305699        0        0
LUCENT TECHNOLOGIES INC        COM              549463107      986   407492 SH       SOLE                   407492        0        0
MANUGISTICS GROUP INC          COM              565011103      925   370000 SH       SOLE                   370000        0        0
MAVERICK TUBE CORP             COM              577914104     2710    42900 SH       SOLE                    42900        0        0
NAVIGANT INTL INC              COM              63935R108     3206   200000 SH       SOLE                   200000        0        0
NORTH FORK BANCORPORATION NY   COM              659424105     9276   307258 SH       SOLE                   307258        0        0
OMNIVISION TECHNOLOGIES INC    COM              682128103      247    11700 SH       SOLE                    11700        0        0
OPENWAVE SYS INC               COM NEW          683718308      234    20330 SH       SOLE                    20330        0        0
PANAMSAT HLDG CORP             COM              69831Y105     5682   227400 SH       SOLE                   227400        0        0
PENWEST PHARMACEUTICALS CO     COM              709754105      232    10664 SH       SOLE                    10664        0        0
REMINGTON OIL & GAS CORP       COM              759594302     7828   175560 SH       SOLE                   175560        0        0
REPUBLIC BANCORP INC           COM              760282103     2062   166482 SH       SOLE                   166482        0        0
RSA SEC INC                    COM              749719100     2145    79172 SH       SOLE                    79172        0        0
RUBY TUESDAY INC               COM              781182100      246    10100 SH       SOLE                    10100        0        0
SEROLOGICALS CORP              COM              817523103     4733   150554 SH       SOLE                   150554        0        0
SHURGARD STORAGE CTRS INC      COM              82567D104    11225   179615 SH       SOLE                   179615        0        0
SPORTSMANS GUIDE INC           COM NEW          848907200      487    15968 SH       SOLE                    15968        0        0
SSA GLOBAL TECHNOLOGIES INC    COM              78465P108     3327   171700 SH       SOLE                   171700        0        0
TALBOTS INC                    COM              874161102      230    12500 SH       SOLE                    12500        0        0
TRIDENT MICROSYSTEMS INC       COM              895919108      248    13100 SH       SOLE                    13100        0        0
UNIVISION COMMUNICATIONS INC   CL A             914906102     1758    52500 SH       SOLE                    52500        0        0
VERISIGN INC                   COM              92343E102      259    11202 SH       SOLE                    11202        0        0
WEST CORP                      COM              952355105     5118   106838 SH       SOLE                   106838        0        0
WILLIAMS COS INC DEL           COM              969457100      247    10600 SH       SOLE                    10600        0        0